Subsequent Events - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	Feb. 20, 2025	Jan. 07, 2025	Mar. 12, 2025	Jan. 15, 2024
Class A and Class T Common Stock
Subsequent Event [Line Items]
NAV per share				$ 61
Subsequent Event | Hillside New Jersey [Member]
Subsequent Event [Line Items]
Consideration transferred		$ 35.9
Percentage of property occupied at time of acquisition		89.00%
Subsequent Event | Clifton New Jersey [Member
Subsequent Event [Line Items]
Consideration transferred		$ 38.6
Percentage of property occupied at time of acquisition		93.00%
Subsequent Event | Murfreesboro Tennessee [Member]
Subsequent Event [Line Items]
Consideration transferred	$ 7.9
Percentage of property occupied at time of acquisition	89.00%
Subsequent Event | Class A and Class T Common Stock
Subsequent Event [Line Items]
NAV per share			$ 58